Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			$ 3,129
Depreciation charge	$ (420)	$ (283)	(799)	$ (569)
Right-of-use asset, ending balance	8,077	4,248	8,077	4,248
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			5,402	5,965
Additions			5,718
Lease termination			(864)
Exchange difference			40	(103)
Right-of-use asset, ending balance	10,296	5,862	10,296	5,862
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,273)	(1,067)
Lease termination			864
Exchange difference			(11)	22
Depreciation charge			(799)	(569)
Right-of-use asset, ending balance	(2,219)	(1,614)	(2,219)	(1,614)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	7,976	4,180	7,976	4,180
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			5,324	5,887
Additions			5,662
Lease termination			(864)
Exchange difference			40	(103)
Right-of-use asset, ending balance	10,162	5,784	10,162	5,784
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,253)	(1,067)
Lease termination			864
Exchange difference			(11)	22
Depreciation charge			(786)	(559)
Right-of-use asset, ending balance	(2,186)	(1,604)	(2,186)	(1,604)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	101	68	101	68
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			78	78
Additions			56
Lease termination			0
Exchange difference			0	0
Right-of-use asset, ending balance	134	78	134	78
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(20)	0
Lease termination			0
Exchange difference			0	0
Depreciation charge			(13)	(10)
Right-of-use asset, ending balance	$ (33)	$ (10)	$ (33)	$ (10)